Financial Risk Review - Schedule of Information about the Credit Risk Exposure of Financial Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Financial Risk Review (Details) - Schedule of Carrying Amount of Financial Assets Represents the Maximum Credit Exposure [Line Items]
Cash and cash equivalents	$ 37,294,296	$ 20,144,250	$ 12,512,058	$ 29,283,942
Deposits	386,268	496,154
Trade receivables	262,334	430,470
Other receivables	123,754	133,647
Financial assets
Financial Risk Review (Details) - Schedule of Carrying Amount of Financial Assets Represents the Maximum Credit Exposure [Line Items]
Cash and cash equivalents	37,294,296	20,144,250
Deposits	386,268	496,154
Trade receivables	262,334	430,470
Other receivables	123,754	133,647
Maximum exposure to credit risk	$ 38,066,652	$ 21,204,521